Business Combinations - Summary of Net Assets Acquired and Total Consideration Transferred Business Combinations (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Acquisitions 2018-2020 [member]
Disclosure Of Consideration Transferred Business Combinations [Line Items]
Total consideration	kr 9,848	kr 1,957	kr 1,314
Net assets acquired
Cash and cash equivalents	314	142	94
Property, plant and equipment	55	353	4
Right-of-use of assets	126
Intangible assets	3,583	497	481
Investments in associates	167	101	64
Other assets	1,292	1,357	254
Provisions, incl. post-employment benefits	(16)	(102)
Other liabilities	(2,781)	(743)	(494)
Total identiﬁable net assets	2,740	1,605	403
Costs recognized in net income		153
Goodwill	7,108	199	911
Total	9,848	1,957	1,314
Acquisition-related costs	92	kr 85	kr 24
Cradlepoint [member]
Disclosure Of Consideration Transferred Business Combinations [Line Items]
Total consideration	9,498
Net assets acquired
Cash and cash equivalents	297
Property, plant and equipment	185
Intangible assets	3,330
Other assets	1,420
Other liabilities	(2,797)
Total identiﬁable net assets	2,435
Goodwill	7,063
Total	kr 9,498